Annual Fund Operating Expenses - Global Real Estate Securities Fund	May 01, 2021
Institutional
Operating Expenses:
Management fee	0.68%
Other expenses	0.19%
Total annual Fund operating expenses	0.87%
Investor
Operating Expenses:
Management fee	0.68%
Other expenses	0.46%
Total annual Fund operating expenses	1.14%